Note 23 - Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Restricted share units [member]
Statement Line Items [Line Items]
Outstanding, beginning of the year, number of shares	128,944
Outstanding, beginning of the year, weighted average fair value (in dollars per share)	$ 10.36
Granted, number of shares	211,192	274,520
Granted, weighted average fair value (in dollars per share)	$ 15.72	$ 9.67
Settled, number of shares	(127,000)	(145,576)
Settled, weighted average fair value (in dollars per share)	$ 10.32	$ 9.06
Forfeited, number of shares	(28,653)
Forfeited, weighted average fair value (in dollars per share)	$ 15.93
Outstanding, end of the year, number of shares	184,483	128,944
Outstanding, end of the year, weighted average fair value (in dollars per share)	$ 15.66	$ 10.36
Performance share units [member]
Statement Line Items [Line Items]
Outstanding, beginning of the year, number of shares
Outstanding, beginning of the year, weighted average fair value (in dollars per share)
Granted, number of shares	122,575
Granted, weighted average fair value (in dollars per share)	$ 15.65
Forfeited, number of shares	(13,540)
Forfeited, weighted average fair value (in dollars per share)	$ (15.93)
Outstanding, end of the year, number of shares	109,035
Outstanding, end of the year, weighted average fair value (in dollars per share)	$ 19.57